Quarterly Holdings Report
for
Fidelity® Mid Cap Growth Index Fund
September 30, 2024
MCG-NPRT1-1124
1.9896344.105
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 1.6%
Financials - 1.6%
Banks - 1.6%
NU Holdings Ltd/Cayman Islands Class A (b)	1,358,712	18,546,419
Capital Markets - 0.0%
XP Inc Class A	17,607	315,869
TOTAL BRAZIL		18,862,288
KOREA (SOUTH) - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Coupang Inc Class A (b)	494,509	12,140,196
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	3,139	314,748
UNITED STATES - 97.2%
Communication Services - 4.4%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	4,530	137,938
Entertainment - 1.7%
Liberty Media Corp-Liberty Formula One Class A (b)	3,595	257,150
Liberty Media Corp-Liberty Formula One Class C (b)	31,242	2,419,068
Live Nation Entertainment Inc (b)	67,418	7,381,597
Madison Square Garden Sports Corp Class A (b)	634	132,036
ROBLOX Corp Class A (b)	218,152	9,655,408
Roku Inc Class A (b)	8,092	604,149
TKO Group Holdings Inc Class A	4,614	570,798
		21,020,206
Interactive Media & Services - 0.7%
Pinterest Inc Class A (b)	256,745	8,310,836
TripAdvisor Inc Class A (b)	2,415	34,993
Trump Media & Technology Group Corp (b)(c)	15,443	248,169
		8,593,998
Media - 2.0%
Liberty Broadband Corp Class A (b)	1,752	134,589
Liberty Broadband Corp Class C (b)	11,517	890,149
Nexstar Media Group Inc	5,199	859,655
Trade Desk Inc (The) Class A (b)	188,716	20,692,709
		22,577,102
TOTAL COMMUNICATION SERVICES		52,329,244

Consumer Discretionary - 14.4%
Broadline Retail - 0.1%
Etsy Inc (b)	32,371	1,797,562
Distributors - 0.5%
Pool Corp	15,914	5,996,395
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions Inc (b)	3,690	517,079
Duolingo Inc Class A (b)	15,661	4,416,715
Grand Canyon Education Inc (b)	4,030	571,656
H&R Block Inc	11,552	734,130
		6,239,580
Hotels, Restaurants & Leisure - 7.4%
Cava Group Inc (b)	32,208	3,988,961
Choice Hotels International Inc (c)	10,113	1,317,724
Churchill Downs Inc	29,742	4,021,416
Darden Restaurants Inc	26,834	4,404,264
Domino's Pizza Inc	5,180	2,228,125
DraftKings Inc Class A (b)	193,302	7,577,438
Dutch Bros Inc Class A (b)	18,424	590,121
Expedia Group Inc Class A (b)	53,986	7,991,008
Hilton Worldwide Holdings Inc	53,819	12,405,280
Hyatt Hotels Corp Class A	2,710	412,462
Las Vegas Sands Corp	151,084	7,605,569
Light & Wonder Inc Class A (b)	38,524	3,495,283
Norwegian Cruise Line Holdings Ltd (b)	182,734	3,747,874
Planet Fitness Inc Class A (b)	20,174	1,638,532
Royal Caribbean Cruises Ltd	35,125	6,229,770
Texas Roadhouse Inc	28,463	5,026,566
Vail Resorts Inc	13,616	2,373,133
Wendy's Co/The	36,221	634,592
Wingstop Inc	12,525	5,211,402
Wyndham Hotels & Resorts Inc	2,862	223,636
Wynn Resorts Ltd	3,273	313,814
Yum! Brands Inc	46,197	6,454,183
		87,891,153
Household Durables - 0.4%
SharkNinja Inc (b)	5,594	608,124
Tempur Sealy International Inc	71,621	3,910,507
TopBuild Corp (b)	1,084	440,981
		4,959,612
Leisure Products - 0.3%
Hasbro Inc	51,887	3,752,468
YETI Holdings Inc (b)	10,834	444,519
		4,196,987
Specialty Retail - 4.3%
Burlington Stores Inc (b)	27,071	7,132,667
CarMax Inc (b)	4,700	363,686
Carvana Co Class A (b)	16,167	2,814,836
Dick's Sporting Goods Inc	2,175	453,923
Five Below Inc (b)	18,471	1,631,913
Floor & Decor Holdings Inc Class A (b)	16,357	2,031,049
Murphy USA Inc	7,913	3,900,080
RH (b)	1,246	416,700
Ross Stores Inc	32,451	4,884,200
Tractor Supply Co	46,055	13,398,781
Ulta Beauty Inc (b)	17,691	6,883,922
Valvoline Inc (b)	55,137	2,307,483
Williams-Sonoma Inc	32,165	4,983,002
		51,202,242
Textiles, Apparel & Luxury Goods - 0.9%
Crocs Inc (b)	4,569	661,637
Deckers Outdoor Corp (b)	64,760	10,325,982
Skechers USA Inc Class A (b)	4,898	327,774
		11,315,393
TOTAL CONSUMER DISCRETIONARY		173,598,924

Consumer Staples - 2.5%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	767	221,770
Celsius Holdings Inc (b)	75,179	2,357,614
		2,579,384
Consumer Staples Distribution & Retail - 1.1%
Casey's General Stores Inc	2,733	1,026,815
Performance Food Group Co (b)	9,329	731,114
Sysco Corp	132,078	10,310,009
		12,067,938
Food Products - 0.3%
Freshpet Inc (b)	6,338	866,848
Hershey Co/The	8,643	1,657,555
Lamb Weston Holdings Inc	19,716	1,276,414
Pilgrim's Pride Corp (b)(c)	1,664	76,627
		3,877,444
Household Products - 0.7%
Clorox Co/The	53,001	8,634,393
Personal Care Products - 0.2%
elf Beauty Inc (b)	22,945	2,501,693
TOTAL CONSUMER STAPLES		29,660,852

Energy - 3.9%
Energy Equipment & Services - 0.2%
Weatherford International PLC	30,804	2,615,876
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Corp	55,277	831,919
Cheniere Energy Inc	50,109	9,011,603
Civitas Resources Inc	11,730	594,359
Eqt Corp	15,601	571,621
Hess Corp	77,180	10,481,044
Matador Resources Co	3,802	187,895
New Fortress Energy Inc Class A (c)	14,671	133,358
Permian Resources Corp Class A	59,506	809,877
Targa Resources Corp	93,823	13,886,742
Texas Pacific Land Corp	8,017	7,092,961
Viper Energy Inc Class A (c)	12,629	569,694
		44,171,073
TOTAL ENERGY		46,786,949

Financials - 10.9%
Capital Markets - 6.5%
Ameriprise Financial Inc	39,018	18,331,047
Ares Management Corp Class A	78,137	12,176,870
Blue Owl Capital Inc Class A	214,181	4,146,544
Coinbase Global Inc Class A (b)	70,792	12,613,011
FactSet Research Systems Inc	5,747	2,642,758
Houlihan Lokey Inc Class A	2,061	325,678
Jefferies Financial Group Inc	21,010	1,293,166
Lazard Inc Class A	43,733	2,203,269
LPL Financial Holdings Inc	31,782	7,393,447
Morningstar Inc	11,394	3,636,053
MSCI Inc	18,995	11,072,755
TPG Inc Class A	8,894	511,938
Tradeweb Markets Inc Class A	19,574	2,420,717
		78,767,253
Consumer Finance - 0.2%
Ally Financial Inc	15,931	566,984
Credit Acceptance Corp (b)(c)	2,091	927,192
SoFi Technologies Inc Class A (b)(c)	69,490	546,191
		2,040,367
Financial Services - 2.5%
Block Inc Class A (b)	100,092	6,719,176
Corpay Inc (b)	29,155	9,118,518
Equitable Holdings Inc	139,475	5,862,134
Shift4 Payments Inc Class A (b)(c)	26,158	2,317,599
Toast Inc Class A (b)(c)	189,360	5,360,782
UWM Holdings Corp Class A	27,727	236,234
Western Union Co/The	25,427	303,344
WEX Inc (b)	1,626	341,021
		30,258,808
Insurance - 1.7%
Allstate Corp/The	17,497	3,318,306
Arthur J Gallagher & Co	6,359	1,789,232
Brown & Brown Inc	44,866	4,648,118
Everest Group Ltd	2,994	1,173,138
Kinsale Capital Group Inc	9,401	4,376,824
Markel Group Inc (b)	1,294	2,029,743
RLI Corp	1,075	166,603
Ryan Specialty Holdings Inc Class A	43,679	2,899,849
		20,401,813
TOTAL FINANCIALS		131,468,241

Health Care - 13.7%
Biotechnology - 3.6%
Alnylam Pharmaceuticals Inc (b)	47,882	13,168,987
Apellis Pharmaceuticals Inc (b)	44,578	1,285,630
Exact Sciences Corp (b)	30,761	2,095,439
Exelixis Inc (b)	101,910	2,644,565
Incyte Corp (b)	4,012	265,193
Ionis Pharmaceuticals Inc (b)	62,117	2,488,407
Natera Inc (b)	48,317	6,133,843
Neurocrine Biosciences Inc (b)	42,576	4,905,607
Sarepta Therapeutics Inc (b)	38,662	4,828,497
Ultragenyx Pharmaceutical Inc (b)	38,475	2,137,286
Viking Therapeutics Inc (b)	44,895	2,842,302
		42,795,756
Health Care Equipment & Supplies - 4.5%
Align Technology Inc (b)	18,749	4,768,246
Dexcom Inc (b)	170,913	11,458,008
GE HealthCare Technologies Inc	17,715	1,662,553
IDEXX Laboratories Inc (b)	35,199	17,783,239
Inspire Medical Systems Inc (b)	12,504	2,638,969
Insulet Corp (b)	29,817	6,939,907
Masimo Corp (b)	9,509	1,267,834
Penumbra Inc (b)	15,739	3,058,245
ResMed Inc	16,948	4,137,346
		53,714,347
Health Care Providers & Services - 2.7%
Cardinal Health Inc	61,773	6,827,152
Cencora Inc	70,917	15,961,998
Chemed Corp	646	388,227
DaVita Inc (b)	21,525	3,528,593
Molina Healthcare Inc (b)	15,645	5,390,641
		32,096,611
Health Care Technology - 1.0%
Doximity Inc Class A (b)	3,917	170,664
Veeva Systems Inc Class A (b)	62,977	13,216,983
		13,387,647
Life Sciences Tools & Services - 1.7%
10X Genomics Inc Class A (b)	29,767	672,139
Bruker Corp	29,549	2,040,654
Fortrea Holdings Inc (b)(c)	3,875	77,499
IQVIA Holdings Inc (b)	8,696	2,060,691
Medpace Holdings Inc (b)	10,847	3,620,729
Repligen Corp (b)	3,401	506,137
Waters Corp (b)	15,349	5,523,952
West Pharmaceutical Services Inc	18,813	5,646,910
		20,148,711
Pharmaceuticals - 0.2%
Intra-Cellular Therapies Inc (b)	43,939	3,215,016
TOTAL HEALTH CARE		165,358,088

Industrials - 18.2%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	30,656	12,250,138
BWX Technologies Inc	7,940	863,078
HEICO Corp (c)	18,810	4,918,439
HEICO Corp Class A	34,684	7,067,212
Howmet Aerospace Inc	10,554	1,058,039
Loar Holdings Inc (c)	4,103	306,042
Spirit AeroSystems Holdings Inc Class A (b)	6,170	200,586
		26,663,534
Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc	9,823	1,290,742
Building Products - 1.8%
AAON Inc	29,152	3,143,752
Advanced Drainage Systems Inc	11,342	1,782,509
Armstrong World Industries Inc	6,250	821,438
AZEK Co Inc/The Class A (b)	43,020	2,013,336
Builders FirstSource Inc (b)	4,662	903,775
Carlisle Cos Inc	2,653	1,193,187
Lennox International Inc	13,684	8,269,104
Simpson Manufacturing Co Inc	1,702	325,541
Trex Co Inc (b)	46,265	3,080,324
		21,532,966
Commercial Services & Supplies - 1.0%
Rollins Inc	119,298	6,034,093
Tetra Tech Inc	24,458	1,153,439
Veralto Corp	47,451	5,307,869
		12,495,401
Construction & Engineering - 1.3%
Comfort Systems USA Inc	15,003	5,856,421
EMCOR Group Inc	7,839	3,374,925
Quanta Services Inc	18,977	5,657,993
WillScot Holdings Corp (b)	23,178	871,492
		15,760,831
Electrical Equipment - 1.5%
Generac Holdings Inc (b)	12,315	1,956,607
Rockwell Automation Inc	4,502	1,208,607
Vertiv Holdings Co Class A	152,858	15,207,843
		18,373,057
Ground Transportation - 2.3%
Avis Budget Group Inc	2,890	253,134
Lyft Inc Class A (b)	106,177	1,353,757
Old Dominion Freight Line Inc	83,873	16,660,533
Saia Inc (b)(c)	6,602	2,886,791
U-Haul Holding Co (b)(c)	1,448	112,191
U-Haul Holding Co Class N	18,510	1,332,720
XPO Inc (b)	48,800	5,246,488
		27,845,614
Machinery - 0.1%
Lincoln Electric Holdings Inc	6,572	1,261,955
Passenger Airlines - 0.0%
American Airlines Group Inc (b)(c)	20,164	226,643
Professional Services - 4.4%
Booz Allen Hamilton Holding Corp Class A	54,666	8,897,438
Broadridge Financial Solutions Inc	45,645	9,815,044
Dayforce Inc (b)(c)	6,817	417,541
Equifax Inc	10,542	3,097,872
KBR Inc	4,891	318,551
Paychex Inc	49,298	6,615,299
Paycom Software Inc	13,695	2,281,176
Paycor HCM Inc (b)	2,973	42,187
Paylocity Holding Corp (b)	18,714	3,087,249
TransUnion	4,722	494,393
Verisk Analytics Inc	60,817	16,296,524
		51,363,274
Trading Companies & Distributors - 3.5%
Core & Main Inc Class A (b)	53,809	2,389,120
Fastenal Co	206,041	14,715,448
Ferguson Enterprises Inc	5,787	1,149,125
SiteOne Landscape Supply Inc (b)	7,023	1,059,841
United Rentals Inc	6,865	5,558,796
WW Grainger Inc	16,147	16,773,665
		41,645,995
TOTAL INDUSTRIALS		218,460,012

Information Technology - 24.7%
Communications Equipment - 0.0%
Ubiquiti Inc	794	176,046
Electronic Equipment, Instruments & Components - 0.7%
CDW Corp/DE	28,853	6,529,434
Cognex Corp	3,951	160,016
Jabil Inc	3,868	463,502
Zebra Technologies Corp Class A (b)	4,673	1,730,505
		8,883,457
IT Services - 4.3%
Cloudflare Inc Class A (b)	128,034	10,356,670
EPAM Systems Inc (b)	1,496	297,749
Gartner Inc (b)	32,181	16,308,044
Globant SA (b)	13,500	2,674,890
GoDaddy Inc Class A (b)	60,362	9,463,554
MongoDB Inc Class A (b)	30,137	8,147,538
Okta Inc Class A (b)	30,453	2,263,876
Twilio Inc Class A (b)	14,430	941,125
VeriSign Inc (b)	2,346	445,646
		50,899,092
Semiconductors & Semiconductor Equipment - 3.9%
Astera Labs Inc (b)(c)	465	24,361
Enphase Energy Inc (b)	56,253	6,357,714
Entegris Inc	64,286	7,234,104
Lattice Semiconductor Corp (b)	50,346	2,671,862
MKS Instruments Inc	1,679	182,524
Monolithic Power Systems Inc	20,053	18,538,999
Onto Innovation Inc (b)	5,373	1,115,220
Teradyne Inc	60,747	8,135,846
Universal Display Corp	10,037	2,106,766
		46,367,396
Software - 13.9%
Appfolio Inc Class A (b)	9,672	2,276,789
AppLovin Corp Class A (b)	111,983	14,619,381
Bentley Systems Inc Class B (c)	59,821	3,039,505
BILL Holdings Inc (b)	10,885	574,293
Confluent Inc Class A (b)	105,688	2,153,921
Datadog Inc Class A (b)	127,632	14,685,338
DocuSign Inc (b)	86,735	5,385,376
DoubleVerify Holdings Inc (b)	34,889	587,531
Dropbox Inc Class A (b)	31,368	797,688
Dynatrace Inc (b)	125,885	6,731,071
Elastic NV (b)	34,732	2,666,028
Fair Isaac Corp (b)	8,570	16,655,966
Five9 Inc (b)	31,282	898,732
Gitlab Inc Class A (b)	50,579	2,606,842
Guidewire Software Inc (b)	15,898	2,908,380
HashiCorp Inc Class A (b)	47,091	1,594,501
HubSpot Inc (b)	20,864	11,091,302
Manhattan Associates Inc (b)	26,147	7,357,243
MicroStrategy Inc Class A (b)(c)	4,212	710,143
nCino Inc (b)	21,806	688,852
Nutanix Inc Class A (b)	29,443	1,744,498
Palantir Technologies Inc Class A (b)	859,104	31,958,669
Pegasystems Inc	19,030	1,390,903
Procore Technologies Inc (b)	44,944	2,773,944
PTC Inc (b)	30,679	5,542,468
RingCentral Inc Class A (b)	35,073	1,109,359
SentinelOne Inc Class A (b)	18,888	451,801
Smartsheet Inc Class A (b)	57,079	3,159,893
Teradata Corp (b)	41,421	1,256,713
Tyler Technologies Inc (b)	15,385	8,980,532
UiPath Inc Class A (b)	162,814	2,084,019
Unity Software Inc (b)(c)	56,373	1,275,157
Zscaler Inc (b)	39,085	6,681,190
		166,438,028
Technology Hardware, Storage & Peripherals - 1.9%
HP Inc	101,060	3,625,021
NetApp Inc	39,411	4,867,653
Pure Storage Inc Class A (b)	114,273	5,741,076
Super Micro Computer Inc (b)(c)	21,154	8,808,526
		23,042,276
TOTAL INFORMATION TECHNOLOGY		295,806,295

Materials - 1.4%
Chemicals - 0.3%
Celanese Corp	11,874	1,614,389
Chemours Co/The	4,722	95,951
RPM International Inc	12,263	1,483,823
		3,194,163
Construction Materials - 0.6%
Eagle Materials Inc	10,751	3,092,525
Martin Marietta Materials Inc	1,465	788,536
Vulcan Materials Co	14,577	3,650,519
		7,531,580
Containers & Packaging - 0.2%
Avery Dennison Corp	12,895	2,846,701
Sealed Air Corp	3,351	121,641
		2,968,342
Metals & Mining - 0.1%
Cleveland-Cliffs Inc (b)	64,313	821,276
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	19,194	2,062,587
TOTAL MATERIALS		16,577,948

Real Estate - 1.4%
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (b)	6,253	1,687,122
Retail REITs - 0.5%
Simon Property Group Inc	35,365	5,977,392
Specialized REITs - 0.8%
Iron Mountain Inc	70,981	8,434,672
Lamar Advertising Co Class A	9,368	1,251,565
		9,686,237
TOTAL REAL ESTATE		17,350,751

Utilities - 1.7%
Electric Utilities - 0.3%
NRG Energy Inc	36,251	3,302,466
Independent Power and Renewable Electricity Producers - 1.4%
Vistra Corp	147,094	17,436,523
TOTAL UTILITIES		20,738,989

TOTAL UNITED STATES		1,168,136,293
TOTAL COMMON STOCKS (Cost $985,508,378)		1,199,453,525

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $196,593)	5.08	198,000	196,702

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.89	2,763,854	2,764,407
Fidelity Securities Lending Cash Central Fund (g)(h)	4.89	30,155,409	30,158,425
TOTAL MONEY MARKET FUNDS (Cost $32,922,832)			32,922,832

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $1,018,627,803)	1,232,573,059
NET OTHER ASSETS (LIABILITIES) - (2.5)% (d)	(29,746,119)
NET ASSETS - 100.0%	1,202,826,940

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Dec 2024	3,148,600	22,277	22,277

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $31,000 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $196,702.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	4,427,315	79,305,760	80,968,668	43,854	-	-	2,764,407	0.0%
Fidelity Securities Lending Cash Central Fund	14,176,950	107,429,599	91,448,124	33,203	-	-	30,158,425	0.1%
Total	18,604,265	186,735,359	172,416,792	77,057	-	-	32,922,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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